Rule 497(d)
                                    FT 446

                      Communications Portfolio, Series 7
                        Internet Portfolio, Series 11

               Supplement to the Prospectus dated July 20, 2000

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002